SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Derivative Liability (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Outstanding as of December 31, 2021	$ 12,179,476	$ 0
Change in fair value	6,418,355	8,764,460
Outstanding as of September 30, 2022	18,597,831	12,179,476
Derivative Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Outstanding as of December 31, 2021	2,294,720
Initial fair value on issuance of convertible note	559,957	3,204,924
Change in fair value	(794,477)	(910,204)
Outstanding as of September 30, 2022	$ 1,690,807	$ 2,294,720